Income taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income taxes

11.	Income taxes

The provision for income taxes differs from the result that would be obtained by applying the statutory tax rate of 21% (2023 and 2022 - 21%) to income (loss) before income taxes. The difference results from the following items:

	December 31, 2024	December 31, 2023	December 31, 2022
Computed expected benefit of income taxes	$(3,334,278)	$(1,569,648)	$(2,229,950)
Share-based compensation and permanent differences	2,396,981	693,895	1,220,577
Non-deductible interest expense	388,416	411,695	364,680
Expiry of tax credits	262,664	582,939	525,830
True up of prior year balances	(56,333)	671,947	(30,092)
Increase (decrease) in valuation allowance	342,550	(790,828)	148,955
Income tax provision	$—	$—	$—

The components of the net deferred income tax asset, the statutory tax rate and the amount of the valuation allowance are as follows:

Year Ended December 31,	2024	2023	2022
Net operating loss carried forward	$33,989,504	$32,358,315	$36,124,160
Tax rate	21%	21%	21%
Deferred income tax assets	7,137,796	6,795,246	7,586,074
Valuation allowance	(7,137,796)	(6,795,246)	(7,586,074)
Net deferred income tax asset	$—	$—	$—

The potential benefit of the deferred income tax asset has not been recognized in these consolidated financial statements since it cannot be assured that it is more likely than not that such benefit will be utilized in future years. The Company believes that the available objective evidence creates sufficient uncertainty regarding the realizability of the deferred income tax assets such that a full valuation allowance has been recorded.

The operating losses amounting to $30,934,000 for utilization in the United States, $3,050,000 for utilization in Singapore, $5,000 for utilization in Canada, the respective jurisdictions where the losses were incurred, will expire between 2025 and 2044 if they are not used. Notwithstanding, those operating losses for utilization in the United States, which occurred from 2018 onwards, will never expire and represent the portion of the operating loss eligible for utilization in future years. The following table lists the fiscal year in which the loss was incurred and the expiration date of the operating loss carry-forwards:

Expiry Date	United States $	Singapore $	Canada $	Total $
2025	1,304,000	—	—	1,304,000
2026	1,532,000	—	—	1,532,000
2027	1,480,000	—	—	1,480,000
2028	1,600,000	—	—	1,600,000
2029	1,723,000	—	—	1,723,000
2030	823,000	—	—	823,000
2031	1,747,000	—	—	1,747,000
2032	1,638,000	—	—	1,638,000
2033	1,403,000	—	—	1,403,000
2034	2,595,000	—	—	2,595,000
2035	1,619,000	—	—	1,619,000
2036	1,171,000	—	—	1,171,000
2037	928,000	—	—	928,000
2041	—	171,000	—	171,000
2042	—	529,000	3,000	532,000
2043	—	1,263,000	—	1,263,000
2044	—	1,087,000	2,000	1,089,000
Indefinite	11,371,000	—	—	11,371,000
	30,934,000	3,050,000	5,000	33,989,000